Related parties - Statement of Profit or Loss (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of transactions between related parties [line items]
Revenue from sales of products	R$ 6,517,278	R$ 9,392,264	R$ 9,347,413
Cost of goods sold	(5,610,891)	(8,054,807)	(7,616,606)
Total for all related parties
Disclosure of transactions between related parties [line items]
Revenue from sales of products	23,966	23,152	33,032
Monitoring expenses	(7,494)	(17,500)	(18,681)
Interest on payables for the acquisition of subsidiaries	(929)	(4,356)	(4,841)
Cost of goods sold	(266,009)	0	0
Other expenses	R$ (745)	R$ (2,924)	R$ 0